Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of condensed consolidated statements of cash flows - EQRx, INC. [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of condensed consolidated statements of cash flows [Line Items]
Cash and cash equivalents	$ 456,470	$ 489,682
Restricted cash	633	633
Total cash and restricted cash	$ 457,103	$ 490,315